Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Oncotelic Therapeutics, Inc. (also d/b/a Mateon Therapeutics, Inc.) (“Oncotelic”), was formed in the State of New York in 1988 as OXiGENE, Inc., was reincorporated in the State of Delaware in 1992, changed its name to Mateon Therapeutics, Inc. in 2016, and then Oncotelic Therapeutics, Inc. in November 2020. Oncotelic conducts business activities through Oncotelic and its wholly-owned subsidiaries, Oncotelic, Inc., a Delaware corporation (“Oncotelic, Inc.”), PointR Data, Inc. (“PointR”), a Delaware corporation, and EdgePoint AI, Inc. (“Edgepoint”), a Delaware Corporation for which there are non-controlling interests, (Oncotelic, Oncotelic Inc., PointR and Edgepoint are collectively called the “Company”). The Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma.

In February 2020, the Company formed a subsidiary, Edgepoint. Edgepoint is a start-up company that plans to develop technologies and IP related to various unmet issues within the pharma and medical device industries. The Company may spin off Edgepoint into a separate public company.

The Company is a cancer immunotherapy company dedicated to the development of first in class self-immunization protocol (“SIP™”) candidates for difficult to treat cancers. The Company’s proprietary SIP™ candidates offer advantages over other immunotherapies because they do not require extraction of the tumor or isolation of the antigens, and they have the potential for broad-spectrum applicability for multiple cancer types. The Company’s proprietary product candidates have shown promising clinical activity in phase 2 trials for the treatment of gliomas and pancreatic cancers. The Company aims to translate its unique insights, which span more than three decades of original work using RNA therapeutics, into the deployment of antisense as a RNA therapeutic for diseases which are caused by TGF-β overexpression, starting with cancer and expanding to Duchenne Muscular Dystrophy (“DMD”) and others. Oncotelic Inc.’s lead product candidate, OT-101, is being developed as a broad-spectrum anti-cancer drug that can also be used in combination with other standard cancer therapies to establish an effective multi-modality treatment strategy for difficult-to-treat cancers. Together, the Company plans to initiate phase 3 clinical trials for OT-101 in both high-grade glioma and pancreatic cancer, and any other indications that may evolve.

The Company is developing OT-101 for the various epidemics and pandemics, similar to the current corona virus (“COVID-19”) pandemic. In this connection, the Company entered into an agreement and supplemental agreement with Golden Mountain Partners (“GMP”) for a total of $1.2 million to render services and was paid for the development of OT-101. The Company recorded $0.3 million as revenue during the 3 months ended March 31, 2020 and $0.9 million was recorded as revenue during the three months ended June 30, 2020, upon completion of all performance obligations under the agreement. Further, in June 2020, the Company secured $2 million in debt financing from GMP to conduct a clinical trial evaluating OT-101 against COVID-19.

In addition, the Company is developing Artemisinin. Artemisinin, purified from a plant Artemisia annua, is able to inhibit TGF-β activity and is able to neutralize SARS-CoV-2 (COVID-19). The Company’s test results during an in vitro study at Utah State University showed Artemisinin having an EC50 of 0.45 ug/ml, and a Safety Index of 140. Artemisinin can target multiple viral threats including COVID-19 by suppressing both viral replication and clinical symptoms that arise from viral infection. Viral replication cannot occur without TGF-β. Artemisinin also has been reported to have antiviral activities against hepatitis B and C viruses, human herpes viruses, HIV-1, influenza virus A, and bovine viral diarrhea virus in the low micromolar range. TGF-β surge and cytokine storm cannot occur without TGF-β. Clinical consequences related to the TGF-β surge, including ARDS and cytokine storm, are suppressed by targeting TGF-β with Artemisinin. This was a global study, with India to contribute at least 120 patients to the total aggregate of 3000 patients. ARTI-19 in India was conducted by Windlas Biotech Private Limited, business partner in India, as part of the plan for the Company’s global effort at deploying PulmohealTM across India, Africa, and Latin America. We continue to evaluate to seek approval, and subsequently launch PulmohealTM, with or without local partners, in various countries within the regions planned. PulmohealTM is a combination of ARTIVedaTM, our artificial intelligence (“AI”) cough application and our AI post marketing survey (“PMS”).

In January 2021 and subsequently in February 2021, the Company announced preliminary results for ARTIVeda™, or PulmoHeal™, which is the Company’s lead Ayurvedic drug against COVID-19 in India and being developed by the Company in partnership with Windlas. These interim results were based on 120 randomized patients across 3 sites in India. The ARTI-19 India trial completed enrollment of 120 randomized individuals, we reported positive topline results in April 2021 and we expect final data available 6-8 weeks thereafter. Upon completion of the trial results, it is the Company’s objective to file for Emergency Use Authorization (“EUA”) with regulatory authorities around the world, including India, the United States, the United Kingdom, countries in Africa and Latin America; discussions regarding EUA with several of these authorities have commenced.

Consent Solicitation

On June 25, 2020, the Company commenced a solicitation of shareholder consents (the “Consent Solicitation”), pursuant to a consent solicitation statement (the “Consent Solicitation Statement”), to the holders (the “Stockholders”) of its Common Stock and Preferred Stock, to approve the following actions:

(1) changing the name of the Company and changing the Company’s ticker symbol (the “Name Change”);

(2) amending the Company’s Amended and Restated 2015 Equity Incentive Plan (the “2015 Plan”) to increase the number of shares of Common Stock available for issuance from 7.25 million shares to 27.25 million shares, and increasing the maximum number of stock awards that may be issued in any fiscal year from 500,000 to 1,000,000 shares (the “Plan Amendment”);

(3) increasing the authorized number of shares of Common Stock from 150,000,000 to 750,000,000 (the “Capital Increase”); and

(4) amending and restating the certificate of incorporation for the Company (the “Amended and Restated Certificate”) to give effect to the Name Change, Capital Increase and forum selection provision.

The Stockholders approved the Name Change, the Plan Amendment, the Capital Increase, and the Amended and Restated Certificate. In November 2020, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State for the State of Delaware changing its name from “Mateon Therapeutics, Inc.” to “Oncotelic Therapeutics, Inc.” Further, in February 2021, the Company filed an amendment to its Certificate of Incorporation to increase the number of authorized shares of Common Stock from 150,000,000 shares to 750,000,000 shares. The Company has converted its 278,188 preferred stock to 278,187,847 common stock effective March 31, 2021.

The Company registered an additional total of 20,000,000 shares of its common stock, $0.01 par value per share (“Common Stock”), which may be issued pursuant to the Registrant’s Amended and Restated 2015 Equity Incentive Plan (the “Plan”) filed with the SEC along with our form S-8 on April 19, 2021. Such additional shares were approved by the shareholders of the Company on August 10, 2020 and reported to the Securities and Exchange Commission (the “SEC”) vide a Current Report on Form 8-K on August 14, 2020.

A notice of corporate action had been filed with the Financial Industry Regulatory Authority (“FINRA”), requesting approval to change its name and ticker symbol. On March 29, 2021, the Company received approval from FINRA on its notice of corporate action, and effective March 30, 2021, the Company’s ticker symbol has changed from “MATN” to “OTLC”.

Entry into MOU and Agreement with Windlas

In August 2020, the Company executed a memorandum of understanding (the “MOU”) with Windlas Biotech Private Limited (“Windlas”) for the development and commercialization of Artemisinin as a therapeutic pharmaceutical, nutraceutical and herbal supplement against COVID-19. In September 2020, the Company executed the final MOU with Windlas regarding the development and commercialization of Artemisinin as therapeutic pharmaceutical, nutraceutical and herbal supplement against COVID-19.

The ARTI-19 trial was cleared by India regulatory authorities for initiation, and registered under CTRI, and three sites had been selected. The trial was fully enrolled in December 2020.

The Company and Windlas entered into a License, Development and Commercialization Agreement, dated November 10, 2020 (the “Commercialization Agreement”), which formalized the terms set forth in the MOU. Pursuant to the Commercialization Agreement, Windlas shall be responsible for developing, manufacturing, and supplying Artemisinin within India and eventually expanding worldwide, excluding China, and its territories and the Americas. Windlas will also be responsible to market Artemisinin and its variants in India. Under the terms of the Commercialization Agreement, Windlas and the Company will evenly split all profits derived from commercialization of Artemisinin within India. For all other territories, which excludes China and its territories and the Americas, the profit-split ratio is to be determined and negotiated on a country-by-country basis.

Principles of Consolidation

The consolidated financial statements include the accounts of Oncotelic, its wholly owned subsidiaries, Oncotelic Inc. and PointR, and Edgepoint our non-controlled interest entity. Intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission including Form 10-Q and Regulation S-X. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been omitted pursuant to such rules and regulations.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net accumulated losses of approximately $24.4 million since inception of Oncotelic Inc., as the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. The Company also has a negative working capital of $12.1 million at March 31, 2021, of which $2.6 million contingent liability of issuance of common shares of the Company to PointR shareholders upon achievement of certain milestones in accordance with the PointR Merger Agreement. The Company has negative cash flows from operations for the three months ended March 31, 2021 of $1.3 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. Management expects to incur additional losses in the foreseeable future and recognizes the need to raise capital to remain viable. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s long-term plans include continued development of its current pipeline of products to generate sufficient revenues, through either technology transfer or product sales, to cover its anticipated expenses. Until the Company is able to generate sufficient revenues from its current pipeline, the Company plans on funding its operations through the sale of equity and/or the issuance of debt, combined with or without warrants or other equity instruments.

Between July 2020 and March 2021, the Company raised gross proceeds of $5 million, through JH Darbie. The Company incurred $0.7 million of costs associated with the raise, of which $0.65 million was paid as direct placement fees to JH Darbie. JH Darbie and the Company are parties to a placement agent agreement, dated February 25, 2020 pursuant to which JH Darbie has the right to sell a minimum of 40 Units and a maximum of 100 Units on a best-efforts basis. Concurrently with the sale of the Units, JH Darbie was granted, a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 10 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

During the three months ended March 31, 2020, the Company recorded a total of approximately $0.3 million in service revenues from GMP. No similar revenues were recorded during the similar period in 2021. There are no assurances that the Company would be able to generate revenues for services and/or out-licensing fees in the near future.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans, or that unforeseen expenses may arise, management believes that the potential equity and debt financing or other potential financing will provide the necessary funding for the Company to continue as a going concern. Also, management cannot guarantee any potential debt or equity financing will be available on favorable terms or at all. As such, management does not believe the Company has sufficient cash for 12 months from the date of this report. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations, or cease operations completely.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Oncotelic Therapeutics, Inc. (also d/b/a Mateon Therapeutics, Inc.) (“Oncotelic”), was formed in the State of New York in 1988 as OXiGENE, Inc., was reincorporated in the State of Delaware in 1992, and changed its name to Mateon Therapeutics, Inc. in 2016, and Oncotelic Therapeutics, Inc. in November 2020. Oncotelic conducts business activities through Oncotelic and its wholly-owned subsidiaries, Oncotelic, Inc., a Delaware corporation, PointR Data, Inc. (“PointR”), a Delaware corporation, and EdgePoint AI, Inc. (“Edgepoint”), a Delaware Corporation for which there are non-controlling interests, (Oncotelic, Oncotelic Inc., PointR and Edgepoint are collectively called the “Company”). The Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma.

In April 2019, Oncotelic entered into an Agreement and Plan of Merger with Oncotelic Inc. (the “Merger Agreement”), a clinical-stage biopharmaceutical company developing investigational drugs for the treatment of orphan oncology indications and Oncotelic’s wholly owned subsidiary Oncotelic Acquisition Corporation (the “Merger Sub”). Upon the terms of and subject to the satisfaction of the conditions described in the Merger Agreement, the Merger Sub was merged with and into Oncotelic (the “Merger”), with Oncotelic Inc. surviving the Merger as a wholly owned subsidiary of Oncotelic. Also, in April 2019, Oncotelic completed the Merger and Oncotelic Inc. became a wholly owned subsidiary of Oncotelic. The Merger was treated as a recapitalization and reverse acquisition for financial accounting purposes. Oncotelic Inc. is considered the acquirer for accounting purposes, and Oncotelic Inc.’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. prior to the Merger in the financial statements and filings with the Securities and Exchange Commission (“SEC”).

In August 2019, the Company entered into an Agreement and Plan of Merger (the “PointR Merger Agreement”) with PointR. PointR survived the merger as a wholly-owned subsidiary of the Company (the “PointR Merger”). The PointR Merger was intended to create a publicly-traded artificial intelligence (“AI”) driven immuno-oncology company with a robust pipeline of first in class TGF-β immunotherapies for late stage cancers such as gliomas, pancreatic cancer and melanoma. In November 2019, the Company entered into Amendment No. 1 (the “Amendment”) to the PointR Merger Agreement with PointR. The Amendment revised certain terms of the PointR Merger Agreement to provide that holders of PointR Common Stock would receive shares of the Company’s Series A Preferred Stock in lieu of shares of the Company’s Common Stock in connection with the PointR Merger, as originally contemplated by the PointR Merger Agreement. The Amendment also revised the terms of the milestones for earn-out payment. Also in November 2019, pursuant to the terms of the PointR Merger Agreement, the Company completed the PointR Merger.

In February 2020, the Company formed a subsidiary, Edgepoint. Edgepoint is a start-up company that plans to develop technologies and IP related to various unmet issues within the pharma and medical device industries. The Company may spin off Edgepoint into a separate public company.

The Company is a cancer immunotherapy company dedicated to the development of first in class self-immunization protocol (“SIP™”) candidates for difficult to treat cancers. The Company’s proprietary SIP™ candidates offer advantages over other immunotherapies because they do not require extraction of the tumor or isolation of the antigens, and they have the potential for broad-spectrum applicability for multiple cancer types. The Company’s proprietary product candidates have shown promising clinical activity in phase 2 trials for the treatment of gliomas and pancreatic cancers. The Company aims to translate its unique insights, which span more than three decades of original work using RNA therapeutics, into the deployment of antisense as a RNA therapeutic for diseases which are caused by TGF-β overexpression, starting with cancer and expanding to Duchenne Muscular Dystrophy (“DMD”) and others. Oncotelic Inc.’s lead product candidate, OT-101, is being developed as a broad-spectrum anti-cancer drug that can also be used in combination with other standard cancer therapies to establish an effective multi-modality treatment strategy for difficult-to-treat cancers. Together, the Company plans to initiate phase 3 clinical trials for OT-101 in both high-grade glioma and pancreatic cancer, and any other indications that may evolve.

The Company is developing OT-101 for the various epidemics and pandemics, similar to the current corona virus (“COVID-19”) pandemic. In this connection, the Company entered into an agreement and supplemental agreement with Golden Mountain Partners (“GMP”) for a total of $1.2 million to render services for the development of OT-101. Such amount was recorded as revenue upon completion of all performance obligations under the agreement. Further, In June 2020, the Company secured $2 million in debt financing from GMP to conduct a clinical trial evaluating OT-101 against COVID-19.

In addition, the Company was paid $0.5 million for the completion of a successful in-vivo study of OT-101 in combination with Interluken 2 from Autotelic BIO Co., LTD. (“ATB”), an unaffiliated South Korean Company with whom Oncotelic had entered into an agreement in 2018.

In addition, the Company is developing artemisinin. Artemisinin, purified from a plant Artemisia annua, is able to inhibit TGF-β activity and is able to neutralize SARS-CoV-2 (COVID-19). The Company’s test results during an in vitro study at Utah State University showed Artemisinin having an EC50 of 0.45 ug/ml, and a Safety Index of 140. Artemisinin can target multiple viral threats including COVID-19 by suppressing both viral replication and clinical symptoms that arise from viral infection. Viral replication cannot occur without TGF-β. Artemisinin also has been reported to have antiviral activities against hepatitis B and C viruses, human herpes viruses, HIV-1, influenza virus A, and bovine viral diarrhea virus in the low micromolar range. TGF-β surge and cytokine storm cannot occur without TGF-β. Clinical consequences related to the TGF-β surge, including ARDS and cytokine storm, are suppressed by targeting TGF-β with Artemisinin. This is a global study with India to contribute at least 120 patients to the total aggregate of 3000 patients. ARTI-19 in India was conducted by Windlas Biotech Private Limited, business partner in India, as part of the Company’s global effort at deploying ArtiShieldTM across India, Africa, and Latin America.

Consent Solicitation

On June 25, 2020, the Company commenced a solicitation of shareholder consents (the “Consent Solicitation”), pursuant to a consent solicitation statement (the “Consent Solicitation Statement”), to the holders (the “Stockholders”) of its Common Stock and Preferred Stock, to approve the following actions:

(1) changing the name of the Company to “Oncotelic Therapeutics, Inc.” and to changing the Company’s ticker symbol (the “Name Change”);

(2) amending the Company’s Amended and Restated 2015 Equity Incentive Plan (the “2015 Plan”) to increase the number of shares of Common Stock available for issuance from 7.25 million shares to 27.25 million shares, and increasing the maximum number of stock awards that may be issued in any fiscal year from 500,000 to 1,000,000 shares (the “Plan Amendment”);

(3) increasing the authorized number of shares of Common Stock from 150,000,000 to 750,000,000 (the “Capital Increase”); and

(4) amending and restating the certificate of incorporation for the Company (the “Amended and Restated Certificate”) to give effect to the Name Change, Capital Increase and forum selection provision.

The Stockholders approved the Name Change, the Plan Amendment, the Capital Increase, and the Amended and Restated Certificate. In November 2020, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State for the State of Delaware changing its name from “Mateon Therapeutics, Inc.” to “Oncotelic Therapeutics, Inc.” Further, in February 2021, the Company filed an amendment to its Certificate of Incorporation to increase the number of authorized shares of Common Stock from 150,000,000 shares to 750,000,000 shares. For more details, please see Footnote 13 Subsequent Events.

A notice of corporate action had been filed with the Financial Industry Regulatory Authority (“FINRA”), requesting approval to change its name and ticker symbol. On March 29, 2021, the Company received approval from FINRA on its notice of corporate action, and effective March 30, 2021, the Company’s ticker symbol has changed from “MATN” to “OTLC”. Further the Company will convert all or most of the preferred stock outstanding to common stock upon FINRA approving the name change and the ticker symbol change in accordance with the terms of the Merger and PointR Merger,

Entry into MOU and Agreement with Windlas

In August 2020 the Company executed a memorandum of understanding (the “MOU”) with Windlas Biotech Private Limited (“Windlas”) for the development and commercialization of Artemisinin as a therapeutic pharmaceutical, nutraceutical and herbal supplement against COVID-19. In September 2020 the Company executed the final MOU with Windlas regarding the development and commercialization of Artemisinin as therapeutic pharmaceutical, nutraceutical and herbal supplement against COVID-19.

The ARTI-19 trial was cleared by India regulatory authorities for initiation, and registered under CTRI, and three sites had been selected. The trial was fully enrolled in December 2020.

The Company and Windlas entered into a License, Development and Commercialization Agreement, dated November 10, 2020 (the “Commercialization Agreement”), which formalized the terms set forth in the MOU. Pursuant to the Commercialization Agreement, Windlas shall be responsible for developing, manufacturing, and supplying Artemisinin within India and eventually expanding worldwide, excluding China, and its territories and the Americas. Windlas will also be responsible to market Artemisinin and its variants in India. Under the terms of the Commercialization Agreement, Windlas and the Company will evenly split all profits derived from commercialization of Artemisinin within India. For all other territories, which excludes China and its territories and the Americas, the profit-split ratio is to be determined and negotiated on a country-by-country basis.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Oncotelic, PointR and Edgepoint for which there are non-controlling interests. Intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net losses of approximately $22.1 million since inception of Oncotelic Inc. as the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. prior to the Merger in the financial statements and filings. The Company also has a negative working capital of $10.6 million at December 31, 2020, of which approximately $1.3 million is attributable to assumed negative working capital of the Company and $2.6 million contingent liability of issuance of common shares of the Company to PointR shareholders upon achievement of certain milestones in accordance with the PointR Merger Agreement. The Company has negative cash flows from operations for the year ended December 31, 2020 of $2.9 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. Management expects to incur additional losses in the foreseeable future and recognizes the need to raise capital to remain viable. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s long-term plans include continued development of its current pipeline of products to generate sufficient revenues to cover its anticipated expenses, through either technology transfer or product sales, as well as develop AI technologies either directly or through its subsidiaries. Until the Company is able to generate sufficient revenues from its current pipeline, the Company plans on funding its operations through the sale of equity and/or the issuance of debt, combined with or without warrants or other equity instruments.

Between April 2019 and December 2019, the Company entered into various securities purchase agreements (each individually, a “SPA”, and collectively, the “SPAs”) and notes payable (each individual, a “Note”, and collectively, the “Notes”), including a SPA and two notes payable with the Company’s CEO. In total, the Company raised a gross total of $2 million through such SPAs and Notes. For more details on the SPAs and the Notes.

In July 2019, the Company entered into a convertible note purchase agreement with PointR. Such convertible note was converted into shares of the Company upon the completion of the PointR Merger.

Between July and December 2020, the Company raised gross proceeds of $3.15 million, through JH Darbie. The Company incurred $0.4 million of costs associated with the raise, of which $0.4 million was paid as direct placement fees to JH Darbie. JH Darbie and the Company are parties to a placement agent agreement, dated February 25, 2020 pursuant to which JH Darbie has the right to sell a minimum of 40 Units and a maximum of 100 Units on a best-efforts basis. The issuance and sale of the 63 Units between July and December 2020 represented the first five tranches of the JH Darbie Financing. JH Darbie also earned 6.3 Units worth of warrants as their fees. For more information on the financing.

During the year ended December 31, 2020, the Company recorded a total of approximately $1.7 million in service revenues from GMP and ATB. There are no assurances that the Company would be able to generate revenues for services and/or outlicensing fees in the near future.

During the year ended December 31, the Company’s CEO provided short term funding of $70,000 to the Company. The Company repaid $50,000 to the CEO before December 31, 2020.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans, or that unforeseen expenses may arise, management believes that the potential equity and debt financing or other potential financing will provide the necessary funding for the Company to continue as a going concern. Also, management cannot guarantee any potential debt or equity financing will be available on favorable terms or at all. As such, management does not believe the Company has sufficient cash for 12 months from the date of this registration statement. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations, or cease operations completely.